Shareholder Report, Holdings (Details)	Jun. 30, 2026
Empower Conservative Profile Fund - Class L [Member] | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Empower Conservative Profile Fund - Class L [Member] | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
Empower Conservative Profile Fund - Class L [Member] | Empower High Yield Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.93%
Empower Conservative Profile Fund - Class L [Member] | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.56%
Empower Conservative Profile Fund - Class L [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.55%
Empower Conservative Profile Fund - Class L [Member] | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.48%
Empower Conservative Profile Fund - Class L [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Empower Conservative Profile Fund - Class L [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Empower Conservative Profile Fund - Class L [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.61%
Empower Conservative Profile Fund - Class L [Member] | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
Empower Conservative Profile Fund - Class L [Member] | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	47.39%
Empower Conservative Profile Fund - Class L [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Empower Conservative Profile Fund - Class L [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.37%
Empower Conservative Profile Fund - Class L [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.78%
Empower Conservative Profile Fund - Class L [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
Empower Conservative Profile Fund - Class L [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Empower Conservative Profile Fund - Class L [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.12%
Empower Conservative Profile Fund - Institutional Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Empower Conservative Profile Fund - Institutional Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
Empower Conservative Profile Fund - Institutional Class | Empower High Yield Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.93%
Empower Conservative Profile Fund - Institutional Class | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.56%
Empower Conservative Profile Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.55%
Empower Conservative Profile Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.48%
Empower Conservative Profile Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Empower Conservative Profile Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Empower Conservative Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.61%
Empower Conservative Profile Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
Empower Conservative Profile Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	47.39%
Empower Conservative Profile Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Empower Conservative Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.37%
Empower Conservative Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.78%
Empower Conservative Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
Empower Conservative Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Empower Conservative Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.12%
Empower Conservative Profile Fund - Investor Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Empower Conservative Profile Fund - Investor Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
Empower Conservative Profile Fund - Investor Class | Empower High Yield Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.93%
Empower Conservative Profile Fund - Investor Class | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.56%
Empower Conservative Profile Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.55%
Empower Conservative Profile Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.48%
Empower Conservative Profile Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Empower Conservative Profile Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Empower Conservative Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.61%
Empower Conservative Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
Empower Conservative Profile Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	47.39%
Empower Conservative Profile Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Empower Conservative Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.37%
Empower Conservative Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.78%
Empower Conservative Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
Empower Conservative Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Empower Conservative Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.12%
Empower Moderately Conservative Profile Fund - Class L | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%
Empower Moderately Conservative Profile Fund - Class L | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.15%
Empower Moderately Conservative Profile Fund - Class L | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.67%
Empower Moderately Conservative Profile Fund - Class L | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Empower Moderately Conservative Profile Fund - Class L | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.96%
Empower Moderately Conservative Profile Fund - Class L | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.71%
Empower Moderately Conservative Profile Fund - Class L | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.09%
Empower Moderately Conservative Profile Fund - Class L | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.01%
Empower Moderately Conservative Profile Fund - Class L | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.43%
Empower Moderately Conservative Profile Fund - Class L | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
Empower Moderately Conservative Profile Fund - Class L | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	32.97%
Empower Moderately Conservative Profile Fund - Class L | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.96%
Empower Moderately Conservative Profile Fund - Class L | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
Empower Moderately Conservative Profile Fund - Class L | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.59%
Empower Moderately Conservative Profile Fund - Class L | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.34%
Empower Moderately Conservative Profile Fund - Class L | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.73%
Empower Moderately Conservative Profile Fund - Class L | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
Empower Moderately Conservative Profile Fund - Institutional Class [Member] | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%
Empower Moderately Conservative Profile Fund - Institutional Class [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.15%
Empower Moderately Conservative Profile Fund - Institutional Class [Member] | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.67%
Empower Moderately Conservative Profile Fund - Institutional Class [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Empower Moderately Conservative Profile Fund - Institutional Class [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.96%
Empower Moderately Conservative Profile Fund - Institutional Class [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.71%
Empower Moderately Conservative Profile Fund - Institutional Class [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.09%
Empower Moderately Conservative Profile Fund - Institutional Class [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.01%
Empower Moderately Conservative Profile Fund - Institutional Class [Member] | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.43%
Empower Moderately Conservative Profile Fund - Institutional Class [Member] | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
Empower Moderately Conservative Profile Fund - Institutional Class [Member] | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	32.97%
Empower Moderately Conservative Profile Fund - Institutional Class [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.96%
Empower Moderately Conservative Profile Fund - Institutional Class [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
Empower Moderately Conservative Profile Fund - Institutional Class [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.59%
Empower Moderately Conservative Profile Fund - Institutional Class [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.34%
Empower Moderately Conservative Profile Fund - Institutional Class [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.73%
Empower Moderately Conservative Profile Fund - Institutional Class [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
Empower Moderately Conservative Profile Fund - Investor Class | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.15%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.67%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Empower Moderately Conservative Profile Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.96%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.71%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.09%
Empower Moderately Conservative Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.01%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.43%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
Empower Moderately Conservative Profile Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	32.97%
Empower Moderately Conservative Profile Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.96%
Empower Moderately Conservative Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
Empower Moderately Conservative Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.59%
Empower Moderately Conservative Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.34%
Empower Moderately Conservative Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.73%
Empower Moderately Conservative Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
Empower Moderate Profile Fund - Class L | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.84%
Empower Moderate Profile Fund - Class L | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Empower Moderate Profile Fund - Class L | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.97%
Empower Moderate Profile Fund - Class L | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.82%
Empower Moderate Profile Fund - Class L | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.42%
Empower Moderate Profile Fund - Class L | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.31%
Empower Moderate Profile Fund - Class L | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.14%
Empower Moderate Profile Fund - Class L | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.31%
Empower Moderate Profile Fund - Class L | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.03%
Empower Moderate Profile Fund - Class L | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Empower Moderate Profile Fund - Class L | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	23.95%
Empower Moderate Profile Fund - Class L | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.97%
Empower Moderate Profile Fund - Class L | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.24%
Empower Moderate Profile Fund - Class L | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.42%
Empower Moderate Profile Fund - Class L | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.16%
Empower Moderate Profile Fund - Class L | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%
Empower Moderate Profile Fund - Class L | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Empower Moderate Profile Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.84%
Empower Moderate Profile Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Empower Moderate Profile Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.97%
Empower Moderate Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.82%
Empower Moderate Profile Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.42%
Empower Moderate Profile Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.31%
Empower Moderate Profile Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.14%
Empower Moderate Profile Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.31%
Empower Moderate Profile Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.03%
Empower Moderate Profile Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Empower Moderate Profile Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	23.95%
Empower Moderate Profile Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.97%
Empower Moderate Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.24%
Empower Moderate Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.42%
Empower Moderate Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.16%
Empower Moderate Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%
Empower Moderate Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Empower Moderate Profile Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.84%
Empower Moderate Profile Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Empower Moderate Profile Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.97%
Empower Moderate Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.82%
Empower Moderate Profile Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.42%
Empower Moderate Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.31%
Empower Moderate Profile Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.14%
Empower Moderate Profile Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.31%
Empower Moderate Profile Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.03%
Empower Moderate Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Empower Moderate Profile Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	23.95%
Empower Moderate Profile Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.97%
Empower Moderate Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.24%
Empower Moderate Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.42%
Empower Moderate Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.16%
Empower Moderate Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%
Empower Moderate Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.98%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.45%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.31%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.61%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.59%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.26%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.58%
Empower Moderately Aggressive Profile Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	17.99%
Empower Moderately Aggressive Profile Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.98%
Empower Moderately Aggressive Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.85%
Empower Moderately Aggressive Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.61%
Empower Moderately Aggressive Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Empower Moderately Aggressive Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.39%
Empower Moderately Aggressive Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.58%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.98%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.45%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.31%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.61%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.59%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.26%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.58%
Empower Moderately Aggressive Profile Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	17.99%
Empower Moderately Aggressive Profile Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.98%
Empower Moderately Aggressive Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.85%
Empower Moderately Aggressive Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.61%
Empower Moderately Aggressive Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Empower Moderately Aggressive Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.39%
Empower Moderately Aggressive Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.58%
Empower Aggressive Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	25.64%
Empower Aggressive Profile Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.59%
Empower Aggressive Profile Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.39%
Empower Aggressive Profile Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.62%
Empower Aggressive Profile Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.21%
Empower Aggressive Profile Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.97%
Empower Aggressive Profile Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.57%
Empower Aggressive Profile Fund - Institutional Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.94%
Empower Aggressive Profile Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.07%
Empower Aggressive Profile Fund - Institutional Class | Empower Small Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Empower Aggressive Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.24%
Empower Aggressive Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.17%
Empower Aggressive Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.59%
Empower Aggressive Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.93%
Empower Aggressive Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.07%
Empower Aggressive Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	25.64%
Empower Aggressive Profile Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.59%
Empower Aggressive Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.39%
Empower Aggressive Profile Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.62%
Empower Aggressive Profile Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.21%
Empower Aggressive Profile Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.97%
Empower Aggressive Profile Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.57%
Empower Aggressive Profile Fund - Investor Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.94%
Empower Aggressive Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.07%
Empower Aggressive Profile Fund - Investor Class | Empower Small Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Empower Aggressive Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.24%
Empower Aggressive Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.17%
Empower Aggressive Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.59%
Empower Aggressive Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.93%
Empower Aggressive Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.07%